Subsequent Events (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Subsequent Events
Relevant deposits with financial institutions		¥ 90.7	$ 12.8
Allowance for credit loss provision		¥ 90.7	$ 12.8
Subsequent Events
Subsequent Events
Relevant deposits with financial institutions	$ 12.8